Time charter revenues and related contract balances - Minimum contractual future revenues (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Time charter revenues and related contract balances
2019 (excluding the nine months ended September 30, 2019)	$ 8,669
2020	24,880
2021	19,703
2022	19,703
2023	19,703
2024	19,703
Thereafter	116,386
Total	228,747
2019 (excluding the nine months ended September 30, 2019)	23,073
2020	71,100
2021	59,903
2022	59,903
2023	59,903
2024	59,903
Thereafter	346,369
Total	680,154
Operating lease	239,414
Direct financing lease	440,740
Discounting effect	(306,759)
Direct financing lease receivable	133,981
2019 (excluding the nine months ended September 30, 2019)	31,742
2020	95,980
2021	79,606
2022	79,606
2023	79,606
2024	79,606
Thereafter	462,755
Total	$ 908,901